Depreciation	12 Months Ended
Dec. 31, 2022
Depreciation
Depreciation

Note 10     Depreciation

Amounts in US$ ‘000	2022	2021	2020
Oil and gas properties	76,720	66,011	89,344
Production facilities and machinery	12,244	12,468	16,820
Furniture, equipment and vehicles	1,344	1,960	2,317
Buildings and improvements	672	700	490
Depreciation of property, plant and equipment (a)	90,980	81,139	108,971
Related to:
Productive assets	88,964	78,479	106,164
Administrative assets	2,016	2,660	2,807
Depreciation total (a)	90,980	81,139	108,971
(a)	Depreciation without considering capitalized costs for oil stock included in Inventories nor depreciation of right-of-use assets.